SCHEDULE OF SEGMENT ASSETS (Details) - Compass Digital Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Cash	$ 972	$ 27,720
Cash held in Trust Account	1,293,496	27,637,300
General and administrative expense	1,100,454	1,794,928
Interest earned on marketable securities held in Trust Account	$ 344,811	$ 1,928,109